RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
RELATED PARTY TRANSACTIONS [Text Block]

9.      RELATED PARTY TRANSACTIONS

For the three and nine month period ended December 31, 2015, the Company was a party to the following related party transactions:

During the three-month period ended December 31, 2015, $295,848 (December 31, 2014 - $63,524) was included in research & development expenses as the fair value of stock-based compensation attributed to the options granted to two directors and a consultant for consulting services rendered with respect to the design and development of the PoNS™ device. During the nine-month period ended December 31, 2015, $38,367 (December 31, 2014 - $351,878) was included in research & development expenses as the fair value of stock-based compensation attributed to the options granted to two directors and a consultant for consulting services rendered with respect to the design and development of the PoNS™ device.

During the three-month period ended December 31, 2015, ($271,944) (December 31, 2014 – ($388,800)) was included in wages & salaries expenses as the fair value of stock-based compensation attributed to the options granted to directors. During the nine-month period ended December 31, 2015, $94,954 (December 31, 2014 - $48,009) was included in wages & salaries expenses as the fair value of stock-based compensation attributed to the options granted to directors.

9.	RELATED PARTY TRANSACTIONS

For the year ended March 31, 2015, the Company was a party to the following related party transactions:

During the period ended March 31, 2015, the Company paid $6,610 (March 31, 2014 - $nil ; March 31, 2013 - $nil) in consulting fees to a former director of the Company.

During the period ended March 31, 2015, the Company paid $47,100 (March 31, 2014 - $nil ; March 31, 2013 - $nil) in consulting fees to directors of the Company.

During the period ended March 31, 2015, the Company paid $99,146 (March 31, 2014 - $nil ; March 31, 2013 - $nil) to a company acting as the Company’s corporate advisor and Chief Financial Officer.

During the period ended March 31, 2015, $1,040,854 (March 31, 2014 - $nil ; March 31, 2013 - $nil) was included in research & development expenses as the fair value of stock-based compensation attributed to the options granted to two directors and one advisor for services rendered as non-employee consultants with respect to the design and development of the PoNS device.

During the period ended March 31, 2015, $451,994 (March 31, 2014 - $nil ; March 31, 2013 - $nil) was included in wages & salaries expenses as the fair value of stock-based compensation attributed to options granted to three directors.